SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at beginning of year	$ 1,476	$ 1,418	$ 1,248
Cost incurred	(1,909)	(2,304)	(2,099)
Expense recognized	1,155	2,362	2,269
Balance at end of year	$ 722	$ 1,476	$ 1,418